Stockholders' equity - Summary of Classes of Share Capital (Parenthetical) (Detail) - shares	Dec. 03, 2024	Apr. 10, 2024
Disclosure of classes of share capital [line items]
Cancellation of treasury stock	93,287,300	12,612,300